UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2016

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for these series, as appropriate.

Dreyfus Natural Resources Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Natural Resources Fund

SEMIANNUAL REPORT March 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Natural Resources Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Natural Resources Fund, covering the six-month period from October 1, 2015, through March 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, where reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February, but stocks and riskier sectors of the bond market later rallied strongly to post positive returns, on average, for the reporting period overall.

While we are encouraged that stabilizing commodity prices and continued strength in the U.S. economy recently have supported the financial markets, we expect market volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2015, through March 31, 2016, as provided by Robin Wehbe and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2016, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 2.89%, Class C shares returned 2.52%, Class I shares returned 3.02%, and Class Y shares returned 3.06%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index, produced a total return of 8.47% for the same period.2 The S&P® North American Natural Resources Sector Index, which more closely reflects the fund’s composition, returned 4.34% for the reporting period.3

Natural resources stocks severely trailed the broader U.S. stock market in an environment of volatile commodity prices and sluggish global economic growth. The fund underperformed the S&P North American Natural Resources Sector Index, as a defensive investment posture limited its participation in a rally late in the reporting period.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. While the fund typically invests in equity securities of U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks of any market capitalization, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their natural resources sector, sustained achievement records, and strong financial condition. We also look for special situations, such as corporate restructurings, turnarounds, or management changes that could increase the stock price.

Volatile Commodity Prices Roiled Equity Markets

The S&P 500 Index rebounded from previous weakness in October 2015 when fears waned regarding the potentially adverse impact of slowing global growth on the U.S. economic recovery. Nonetheless, stocks and commodity prices remained volatile over the remainder of 2015 as investor sentiment vacillated between concerns about global economic conditions and optimism regarding robust job growth and other positive developments in the United States.

In January 2016, disappointing economic data in China sparked renewed weakness in commodity prices, sending crude oil prices to multi-year lows. Moreover, domestic investors worried that a December 2015 increase in short-term interest rates might also weigh on economic growth. Consequently, stocks fell sharply at the start of the new year, and commodities-related industry groups were especially hard hit.

The market’s slide continued into February, but a partial recovery in oil prices helped stocks rebound later in the month, and the rally persisted through March. Investor

DISCUSSION OF FUND PERFORMANCE (continued)

sentiment improved in response to higher oil prices, expectations of additional monetary easing in overseas markets, and comments from the Federal Reserve Board suggesting that U.S. interest rates would rise more gradually than previously feared. The rally helped the S&P 500 Index post a solid gain for the reporting period, and the S&P North American Natural Resources Sector Index more than recouped its earlier losses.

Higher Quality Focus Dampened Relative Results

A generally conservative investment posture helped the fund cushion losses during the market downturn but prevented it from participating fully in the subsequent rally. We generally emphasized larger, higher quality holdings at a time when more distressed companies led the rebound. Consequently, the fund produced positive absolute returns but underperformed its benchmarks for the reporting period.

In addition, the fund encountered shortfalls in some of its allocation and security selection strategies. Most notably, overweighted exposure to agricultural commodities producers weighed on relative performance, and fertilizer manufacturer CF Industries Holdings reported weaker-than-expected quarterly earnings in an industry group that had fallen out of favor. Among energy companies, oil services provider Petrofac was hurt by an earnings disappointment.

The fund achieved better relative results in other areas. An overweighted position in precious metals producers helped the fund benefit more fully from rallying gold prices. The fund also profited from the fortunate timing of several trades when the market bottomed. Finally, industrial metals producer Glencore, metals-and-mining giant Freeport-McMoRan, and materials fabricator Nucor added value over the reporting period.

A More Constructive Investment Posture

We remain cautiously optimistic about the prospects for natural resources stocks over the next 12 to 18 months. The recent market decline left many fundamentally sound companies substantially undervalued, in our analysis, and we recently have boosted the fund’s exposure to companies that appear poised for gains as market conditions and stock valuations normalize. As of the reporting period’s end, the fund held overweighted exposure to energy services companies participating in North American shale projects as well as exploration-and-production companies that own ample oil-and-gas reserves. We have reduced the fund’s positions in agricultural commodities producers. Meanwhile, we have added larger, traditionally defensive companies—such as food producer ConAgra Foods—for diversification and balance.

April 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and domestic and international politics. Interest rates, commodity prices, economic, tax, energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2017 at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions. The S&P North American Natural Resources Sector Index is an equity benchmark for U.S.-traded natural resources-related stocks. The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index, and component companies must meet objective criteria for inclusion. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2015 to March 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.85	$ 10.63	$ 5.58	$ 5.08
Ending value (after expenses)	$1,028.90	$1,025.20	$1,030.20	$1,030.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.81	$ 10.58	$ 5.55	$ 5.05
Ending value (after expenses)	$1,018.25	$1,014.50	$1,019.50	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C, 1.10 % for Class I and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2016 (Unaudited)

Common Stocks - 94.8%	Shares		Value ($)
Chemicals - 6.3%
Dow Chemical	77,438		3,938,497
LyondellBasell Industries, Cl. A	38,874		3,326,837
Sherwin-Williams	11,735		3,340,603
			10,605,937
Energy Services - 6.0%
Schlumberger	48,045		3,543,319
Superior Energy Services	218,903		2,931,111
Tupras Turkiye Petrol Rafinerileri	126,204	[a]	3,553,938
			10,028,368
Food Products - 3.9%
ConAgra Foods	95,536		4,262,816
Wilmar International	902,200		2,249,057
			6,511,873
Forest Products & Other - 4.6%
Owens Corning	78,814		3,726,326
Vulcan Materials	37,994		4,011,027
			7,737,353
Industrials - 3.2%
Ryanair Holdings, ADR	34,081		2,924,831
Safran	33,542		2,346,539
			5,271,370
Integrated Energy - 22.2%
Galp Energia	539,576		6,784,532
Occidental Petroleum	131,440		8,994,439
Phillips 66	72,849		6,307,995
Royal Dutch Shell, Cl. A	370,223		8,954,349
Valero Energy	94,763		6,078,099
			37,119,414
Metals & Mining - 26.2%
Alcoa	605,532	[b]	5,800,997
BHP Billiton	638,616		8,253,471
Boliden	204,105		3,265,881
Freeport-McMoRan	439,718	[b]	4,546,684
Glencore	3,641,792	[a]	8,227,586
Nucor	154,323		7,299,478
Rio Tinto	195,726		6,404,924
			43,799,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 94.8% (continued)	Shares		Value ($)
Natural Gas-E&P - 4.8%
Cabot Oil & Gas	167,709		3,808,671
EOG Resources	58,388		4,237,801
			8,046,472
Oil-E&P - 4.0%
Anadarko Petroleum	70,644		3,289,891
California Resources	1		1
Pioneer Natural Resources	23,843		3,355,664
			6,645,556
Precious Metals - 9.8%
Franco-Nevada	75,184		4,617,267
Newcrest Mining	416,853	[a]	5,419,361
Newmont Mining	237,343		6,308,577
			16,345,205
Seed & Fertilizer - 1.8%
Monsanto	34,081		2,990,267
Utilities - 2.0%
NextEra Energy	28,262		3,344,525
Total Common Stocks (cost $156,932,941)			158,445,361
Other Investment - 7.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $11,803,863)	11,803,863	[c]	11,803,863
Investment of Cash Collateral for Securities Loaned - 5.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $8,936,895)	8,936,895	[c]	8,936,895
Total Investments (cost $177,673,699)	107.2%		179,186,119
Liabilities, Less Cash and Receivables	(7.2%)		(12,107,244)
Net Assets	100.0%		167,078,875

ADR—American Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $9,740,343 and the value of the collateral held by the fund was $10,032,105, consisting of cash collateral of $8,936,895 and U.S. Government & Agency securities valued at $1,095,210.    Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Metals & Mining	26.2
Integrated Energy	22.2
Money Market Investments	12.4
Precious Metals	9.8
Chemicals	6.3
Energy Services	6.0
Natural Gas-E&P	4.8
Forest Products & Other	4.6
Oil-E&P	4.0
Food Products	3.9
Industrials	3.2
Utilities	2.0
Seed & Fertilizer	1.8
107.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,740,343)—Note 1(c):
Unaffiliated issuers	156,932,941	158,445,361
Affiliated issuers	20,740,758	20,740,758
Cash		962,081
Cash denominated in foreign currency	64,151	65,422
Receivable for investment securities sold		3,196,419
Receivable for shares of Beneficial Interest subscribed		1,617,099
Dividends and securities lending income receivable		604,690
Prepaid expenses		43,169
		185,674,999
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		139,899
Payable for investment securities purchased		9,235,194
Liability for securities on loan—Note 1(c)		8,936,895
Payable for shares of Beneficial Interest redeemed		183,822
Accrued expenses		100,314
		18,596,124
Net Assets ($)		167,078,875
Composition of Net Assets ($):
Paid-in capital		193,844,583
Accumulated undistributed investment income—net		429,325
Accumulated net realized gain (loss) on investments		(28,726,157)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		1,531,124
Net Assets ($)		167,078,875

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	58,548,480	9,204,257	99,325,177	961
Shares Outstanding	2,465,538	418,073	4,074,678	39.42
Net Asset Value Per Share ($)	23.75	22.02	24.38	24.38

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $27,611 foreign taxes withheld at source):
Unaffiliated issuers	1,798,669
Affiliated issuers	6,098
Income from securities lending—Note 1(c)	18,615
Total Income	1,823,382
Expenses:
Management fee—Note 3(a)	530,486
Shareholder servicing costs—Note 3(c)	215,334
Professional fees	50,542
Registration fees	39,805
Distribution fees—Note 3(b)	33,853
Custodian fees—Note 3(c)	24,262
Prospectus and shareholders’ reports	22,592
Trustees’ fees and expenses—Note 3(d)	17,822
Loan commitment fees—Note 2	1,210
Miscellaneous	13,800
Total Expenses	949,706
Less—reduction in expenses due to undertaking—Note 3(a)	(56,545)
Less—reduction in fees due to earnings credits—Note 3(c)	(320)
Net Expenses	892,841
Investment Income—Net	930,541
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(19,833,413)
Net realized gain (loss) on forward foreign currency exchange contracts	85,143
Net Realized Gain (Loss)	(19,748,270)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	23,664,288
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,342
Net Unrealized Appreciation (Depreciation)	23,666,630
Net Realized and Unrealized Gain (Loss) on Investments	3,918,360
Net Increase in Net Assets Resulting from Operations	4,848,901

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	[a]
Operations ($):
Investment income—net	930,541	1,156,196
Net realized gain (loss) on investments	(19,748,270)	(9,113,927)
Net unrealized appreciation (depreciation) on investments	23,666,630	(24,434,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,848,901	(32,392,153)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(501,736)	(271,719)
Class C	(27,114)	(6,459)
Class I	(876,187)	(194,838)
Class Y	(12)	-
Net realized gain on investments:
Class A	-	(344,686)
Class C	-	(39,179)
Class I	-	(188,143)
Total Dividends	(1,405,049)	(1,045,024)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	25,477,620	57,555,271
Class C	2,189,673	9,657,563
Class I	67,951,578	75,421,370
Class Y	-	1,000
Dividends reinvested:
Class A	439,724	544,775
Class C	23,497	37,469
Class I	688,221	322,298
Cost of shares redeemed:
Class A	(20,421,490)	(27,710,520)
Class C	(2,624,243)	(1,311,079)
Class I	(29,650,541)	(20,854,265)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	44,074,039	93,663,882
Total Increase (Decrease) in Net Assets	47,517,891	60,226,705
Net Assets ($):
Beginning of Period	119,560,984	59,334,279
End of Period	167,078,875	119,560,984
Undistributed investment income—net	429,325	903,833

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	[a]
Capital Share Transactions (Shares):
Class A
Shares sold	1,131,044	1,998,175
Shares issued for dividends reinvested	18,775	17,962
Shares redeemed	(899,445)	(971,923)
Net Increase (Decrease) in Shares Outstanding	250,374	1,044,214
Class C
Shares sold	103,466	358,742
Shares issued for dividends reinvested	1,080	1,328
Shares redeemed	(123,488)	(49,304)
Net Increase (Decrease) in Shares Outstanding	(18,942)	310,766
Class I
Shares sold	2,888,355	2,600,570
Shares issued for dividends reinvested	28,652	10,360
Shares redeemed	(1,286,391)	(733,337)
Net Increase (Decrease) in Shares Outstanding	1,630,616	1,877,593
Class Y
Shares sold	-	39.42

a Effective September 1, 2015, the fund commenced offering Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Month Ended
	March 31, 2016	Year Ended September 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	23.30	31.73	29.66	26.27	22.19	22.80
Investment Operations:
Investment income (loss)—net[a]	.14	.32	.20	.11	(.06)	(.09)
Net realized and unrealized gain (loss) on investments	.53	(8.25)	1.87	3.34	4.14	(.52)
Total from Investment Operations	.67	(7.93)	2.07	3.45	4.08	(.61)
Distributions:
Dividends from investment income—net	(.22)	(.22)	-	(.06)	-	-
Dividends from net realized gain on investments	-	(.28)	-	-	-	-
Total Distributions	(.22)	(.50)	-	(.06)	-	-
Net asset value, end of period	23.75	23.30	31.73	29.66	26.27	22.19
Total Return (%)[b]	2.89[c]	(25.38)	6.98	13.19	18.39	(2.68)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48[d]	1.47	1.58	1.67	2.11	1.77
Ratio of net expenses to average net assets	1.35[d]	1.34	1.35	1.35	1.88	1.75
Ratio of net investment income (loss) to average net assets	1.20 [d]	1.11	.62	.41	(.25)	(.34)
Portfolio Turnover Rate	50.12[c]	100.82	102.79	33.17	64.59	74.02
Net Assets, end of period ($ x 1,000)	58,548	51,613	37,158	26,614	17,676	17,094

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2016	Year Ended September 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.54	29.42	27.71	24.66	20.99	21.74
Investment Operations:
Investment income (loss)—net[a]	.04	.12	(.04)	(.10)	(.25)	(.28)
Net realized and unrealized gain (loss) on investments	.50	(7.67)	1.75	3.15	3.92	(.47)
Total from Investment Operations	.54	(7.55)	1.71	3.05	3.67	(.75)
Distributions:
Dividends from investment income—net	(.06)	(.05)	-	-	-	-
Dividends from net realized gain on investments	-	(.28)	-	-	-	-
Total Distributions	(.06)	(.33)	-	-	-	-
Net asset value, end of period	22.02	21.54	29.42	27.71	24.66	20.99
Total Return (%)[b]	2.52[c]	(25.95)	6.17	12.37	17.49	(3.45)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.16[d]	2.16	2.39	2.45	2.90	2.52
Ratio of net expenses to average net assets	2.10[d]	2.08	2.10	2.10	2.67	2.50
Ratio of net investment income (loss) to average net assets	.41[d]	.43	(.14)	(.38)	(1.06)	(1.08)
Portfolio Turnover Rate	50.12[c]	100.82	102.79	33.17	64.59	74.02
Net Assets, end of period ($ x 1,000)	9,204	9,414	3,714	3,213	4,199	4,539

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2016	Year Ended September 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	23.95	32.59	30.39	26.91	22.67	23.24
Investment Operations:
Investment income (loss)—net[a]	.18	.44	.31	.20	(.00)[b]	(.02)
Net realized and unrealized gain (loss) on investments	.54	(8.51)	1.89	3.41	4.24	(.55)
Total from Investment Operations	.72	(8.07)	2.20	3.61	4.24	(.57)
Distributions:
Dividends from investment income—net	(.29)	(.29)	-	(.13)	-	-
Dividends from net realized gain on investments	-	(.28)	-	-	-	-
Total Distributions	(.29)	(.57)	-	(.13)	-	-
Net asset value, end of period	24.38	23.95	32.59	30.39	26.91	22.67
Total Return (%)	3.02[c]	(25.19)	7.24	13.49	18.70	(2.45)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[d]	1.17	1.35	1.43	1.88	1.53
Ratio of net expenses to average net assets	1.10[d]	1.09	1.10	1.10	1.64	1.51
Ratio of net investment income (loss) to average net assets	1.51[d]	1.51	.93	.69	(.01)	(.07)
Portfolio Turnover Rate	50.12[c]	100.82	102.79	33.17	64.59	74.02
Net Assets, end of period ($ x 1,000)	99,325	58,533	18,463	8,216	3,484	2,431

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2016	Year Ended
Class Y Shares	(Unaudited)	September 30, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	23.95	25.37
Investment Operations:
Investment income—net[b]	.18	.07
Net realized and unrealized gain (loss) on investments	.55	(1.49)
Total from Investment Operations	.73	(1.42)
Distributions:
Dividends from investment income—net	(.30)	-
Net asset value, end of period	24.38	23.95
Total Return (%)[c]	3.06	(5.60)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.75	2.54
Ratio of net expenses to average net assets[d]	1.00	1.10
Ratio of net investment income to average net assets[d]	1.49	3.69
Portfolio Turnover Rate	50.12[c]	100.82
Net Assets, end of period ($ x 1,000)	1	1

a From September 1, 2015 (commencement of initial offering) to September 30, 2015.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of March 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	95,443,625	-	-	95,443,625
Equity Securities - Foreign Common Stocks†	63,001,736	-	-	63,001,736
Mutual Funds	20,740,758	-	-	20,740,758

† See Statement of Investments for additional detailed categorizations.

At September 30, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2016, The Bank of New York Mellon earned $4,804 from lending portfolio securities, pursuant to the securities lending agreement.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2016 were as follows:

Affiliated Investment Company	Value 9/30/2015 ($)	Purchases ($)	Sales ($)	Value 3/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	5,380,338	85,960,222	79,536,697	11,803,863	7.1
Dreyfus Institutional Cash Advantage Fund	1,176,159	29,562,094	21,801,358	8,936,895	5.3
Total	6,556,497	115,522,316	101,338,055	20,740,758	12.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $8,422,014 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2015.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2015 was as follows: ordinary income $473,536 and long-term capital gains $571,488. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million.In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from October 1, 2015 through February 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $56,545 during the period ended March 31, 2016.

During the period ended March 31, 2016, the Distributor retained $4,464 from commissions earned on sales of the fund’s Class A shares and $3,927 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2016, Class C shares were charged $33,853 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March

31, 2016, Class A and Class C shares were charged $69,387 and $11,284, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2016, the fund was charged $20,078 for transfer agency services and $994 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $320.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2016, the fund was charged $24,262 pursuant to the custody agreement.

During the period ended March 31, 2016, the fund was charged $5,294 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $103,185, Distribution Plan fees $5,782, Shareholder Services Plan fees $14,681, custodian fees $21,000, Chief Compliance Officer fees $5,294 and transfer agency fees $7,598, which are offset against an expense reimbursement currently in effect in the amount of $17,641.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2016, amounted to $111,985,559 and $67,937,178, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At March 31, 2016, there were no forward contracts outstanding.

At March 31, 2016, accumulated net unrealized appreciation on investments was $1,512,420, consisting of $11,964,589 gross unrealized appreciation and $10,452,169 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

For More Information

Dreyfus Natural Resources Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6006SA0316

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)